Empower Mid Cap Value Fund Investment Risks - Empower Mid Cap Value Fund	Dec. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk - The value of equity securities held by the Fund may decline as a result of factors directly related to a company, a particular industry or industries, or general market conditions that are not specifically related to a company or an industry.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Small Or Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Size Company Risk - The stocks of small- and medium-size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small- and medium-size companies tend to be more sensitive to changing economic, market, and industry conditions, tend to be more volatile and less liquid than stocks of larger companies, especially over the short term, and are less likely to survive or accomplish their goals, with the result that the value of their stock could decline significantly. In addition, there may be less publicly available information concerning small- and medium-size companies upon which to base an investment decision.
Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk - A value style of investing is subject to the risk that returns on value stocks are less than returns on other styles of investing or the overall stock market. Value stocks tend to trade at lower price-to-book and price-to-earnings ratios, which suggest the market as a whole views their potential future earnings as limited.
Real Estate Investment Trust Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by similar risks as direct investment in real estate and the real estate market generally, including economic, legal, cultural, governmental, environmental or technological factors that affect property values, rents or occupancies of real estate. Historically, the real estate industry has been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified due to ownership of a limited number of properties or concentration in a particular geographic region or property type. REITs are also subject to risks associated with changes in interest rates.
Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Model Risk - Securities selected by the Sub-Adviser using a quantitative investment model can perform differently than the market as a whole based on the factors used in the model, the weight placed on each factor, and changes in the factors’ historical trends. Due to the significant role technology plays in a quantitative investment model, its use carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data, or technology used in the model. There can be no assurance that the use of a quantitative investment model will enable the Fund to achieve its objective.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments, and can perform differently than the U.S. market. Current tariffs, sanctions, or the threat of potential tariffs, sanctions or similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - The use of derivatives, including but not limited to futures contracts, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by the Fund’s shareholders).
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results, or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	and is subject to the possible loss of your original investment.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency